Share-Based Compensation - Equity settled share based payment arrangements (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Options outstanding, beginning of period, Number of options | shares	4,456,444	4,057,142	3,565,521
Granted, Number of options | shares		654,847	839,478
Exercised, Number of options | shares	(2,120)	0	0
Forfeited, Number of options | shares	(27,286)	(24,267)	(121,547)
Expired, Number of options | shares	(1,079,112)	(231,278)	(226,310)
Options outstanding, end of period, Number of options | shares	3,347,926	4,456,444	4,057,142
Options exercisable, end of period, Number of options | shares	1,336,712	2,445,230	1,810,577
Options outstanding, beginning of period, Weighted average exercise price | $ / shares	$ 11.66	$ 12.78	$ 14.67
Granted, Weighted average exercise price | $ / shares		7.85	5.51
Exercised, Weighted average exercise price | $ / shares	5.51
Forfeited, Weighted average exercise price | $ / shares	13.51	9.25	15.2
Expired, Weighted average exercise price | $ / shares	14.44	20.75	14.33
Options outstanding, end of period, Weighted average exercise price | $ / shares	10.76	11.66	12.78
Options exercisable, end of period, Weighted average exercise price | $ / shares	$ 12.97	$ 13.62	$ 14.73